SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

DNP SELECT INCOME FUND INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-04915

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of DNP Select Income Fund Inc. (the “Fund”) to be redeemed:

Floating Rate Mandatory Redeemable Preferred Shares, Series B, par value $0.001 per share, liquidation preference $100,000 per share (CUSIP No. 23325P3#9) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

April 1, 2021

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 3(a)(iv) of Article Fifth of the Articles of Restatement of the Fund, filed on September 20, 2019.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 600 of the outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of March, 2021.

DNP SELECT INCOME FUND INC.

By:	/s/ Daniel J. Petrisko
Name: Daniel J. Petrisko
Title: Senior Vice President